Schedule of Investments

March 31, 2023 (Unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 75.2%

Communication Services - 2.4%
Alphabet, Inc. - Class A (2)	1,104	114,518
Alphabet, Inc. - Class C (2)	15,440	1,605,760
COMCAST CORP NEW CL A	23,344	884,971
IDT CORPORATION (2)	4,101	139,762
META PLATFORMS INC (2)	7,662	1,623,884
T-MOBILE US INC (2)	7,157	1,036,620
VERIZON COMMUNICATIONS INC	524	20,378

		5,425,893

Consumer Discretionary - 10.4%
BEST BUY CO INC	7,402	579,355
BLOOMIN' BRANDS INC	2,301	59,021
BOOKING HOLDINGS INC (2)	587	1,556,965
BORG WARNER INC	13,172	646,877
BURLINGTON STORES INC (2)	2,391	483,221
CHICO'S FAS INC (2)	743	4,087
DECKERS OUTDOOR CORP (2)	836	375,824
DR HORTON INC	11,902	1,162,706
EXPEDIA GROUP INC (2)	13,591	1,318,735
FRONTDOOR INC (2)	1,100	30,668
GARMIN LIMITED	6,743	680,504
GENTEX CORP	2,116	59,311
GRAND CANYON EDUCATION INC (2)	6,427	732,035
HOME DEPOT INC	6,268	1,849,812
LENNAR CORP	10,720	1,126,779
Lennar Corporation (2)	35	3,126
LKQ CORPORATION	4,846	275,059
LULULEMON ATHLETICA INC (2)	3,544	1,290,689
M/I HOMES INC (2)	4,603	290,403
MCDONALDS CORP	1,300	363,493
MOHAWK INDS INC (2)	15,347	1,538,076
NIKE INC	11,118	1,363,512
NVR INC (2)	7	39,005
O'REILLY AUTOMOTIVE INC (2)	731	620,604
PULTEGROUP INC	4,944	288,136
PVH CORPORATION	2,839	253,125
ROSS STORES INC	6,937	736,224
SKYLINE CHAMPION CORPORATION (2)	7,804	587,095
SLEEP NUMBER CORP (2)	6,277	190,884
TAPESTRY INC	2,344	101,050
TEMPUR SEALY INTERNATIONAL INC	7,035	277,812
TJX COMPANIES INC	14,333	1,123,134
TOLL BROS INC	4,740	284,542
Town Sports International (2)(5)	2,090	0
TRACTOR SUPPLY CO	1,069	251,258
TUPPERWARE BRANDS CORP (2)	13,119	32,798
Ulta Beauty, Inc. (2)	2,133	1,163,914
YUM BRANDS INC	11,776	1,555,374

		23,295,213

Consumer Staples - 2.3%
ARCHER DANIELS MIDLAND CO	11,486	914,975
BUNGE LTD	5,318	507,975
COSTCO WHOLESALE CORP	847	420,849
FLOWERS FOODS INC NEW	107	2,933
INGREDION INC	153	15,565
KIMBERLY CLARK CORP	5,645	757,672
KROGER CO	295	14,564
MEDIFAST INC	801	83,040
PEPSICO INC	13,115	2,390,865

		5,108,438

Energy - 5.6%
APA CORPORATION	3,465	124,948
ARDMORE SHIPPING CORP	6,127	91,108
Berry Corporation (bry)	1,448	11,367
BRISTOW GROUP INC (2)	2,480	55,552
CALLON PETROLEUM CO (2)	4,721	157,870
CENTRUS ENERGY CORP CL A (2)	2,964	95,441
CHENIERE ENERGY INC	1,552	244,595
CHEVRON CORP	17,727	2,892,337
CIVITAS RESOURCES INC	84	5,741
COMSTOCK RESOURCES INC	272	2,935
CONOCOPHILLIPS	8,323	825,725
COTERRA ENERGY INC	75	1,841
CVR ENERGY INC	1,034	33,895
DELEK US HOLDINGS INC NEW	1,146	26,301
DEVON ENERGY CORP	4,369	221,115
DIAMONDBACK ENERGY, INC	886	119,761
DORIAN LPG LTD	1,525	30,409
DT MIDSTREAM INC	4,022	198,566
EOG RESOURCES INC	3,293	377,477
EXXON MOBIL CORP	26,869	2,946,455
GOLAR LNG LTD (BERMUDA) (2)	2,829	61,106
HESS CORPORATION	624	82,580
MARATHON OIL CORP	331	7,931
MARATHON PETROLEUM CORP	16,082	2,168,336
NEXTIER OILFIELD SOLUTIONS INC (2)	3,682	29,272
ONEOK INC NEW	10,228	649,887
OVINTIV INC	2,155	77,752
PHILLIPS 66	3,526	357,466
SM ENERGY CO	465	13,094
SOLARIS OILFIELD INFRASTRUCTURE INC	279	2,383
TEEKAY CORPORATION (2)	1,128	6,971
TEEKAY TANKERS LTD (2)	1,665	71,478
VALERO ENERGY CORP	3,397	474,221
VITAL ENERGY INC (2)	55	2,505
WORLD FUEL SERVICES CORP	258	6,592

		12,475,013

Financials - 10.8%
ALLY FINANCIAL INC	11,179	284,953
AMERICAN EQ INVT LIFE HLDG CO	4,141	151,105
BANK OF NEW YORK MELLON CORP	15,170	689,325
Berkshire Hathaway Class B (2)	44,467	13,730,076
CHUBB LIMITED	4,940	959,249
EAST WEST BANCORP INC	9,351	518,981
ESSENT GROUP LTD	7,148	286,277
F&G ANNUITIES & LIFE INC	487	8,824
FIRST AMERICAN FINANCIAL CORP	4,425	246,296
JACKSON FINANCIAL INC	5,482	205,082
MARSH & MCLENNAN COS INC	12,086	2,012,923
MASTERCARD INCORPORATED	8,033	2,919,273
NEW YORK COMMNTY BANCORP INC	4,448	40,210
NORTHERN TRUST CORP	5,722	504,280
OLD REPUBLIC INTERNATIONAL CORPORATION	241	6,018
PATHWARD FINANCIAL INC	727	30,163
SEI INVESTMENTS COMPANY	4,521	260,184
SOUTHSTATE CORPORATION	2,371	168,957
STATE STREET CORP	2,125	160,841
STEWART INFORMATION SVCS CRP	4,581	184,843
SYNCHRONY FINANCIAL	5,720	166,338
WILLIS TOWERS WATSON PLC	2,733	635,095

		24,169,293

Healthcare - 13.5%
ABBVIE INC	14,416	2,297,478
AGILENT TECHNOLOGIES INC	224	30,988
ALAUNOS THERAPEUTICS, INC. (2)	4,281	2,697
AMGEN INC	5,721	1,383,052
BIOGEN INC (2)	2,192	609,442
BRISTOL-MYERS SQUIBB CO	8,032	556,698
CARDINAL HEALTH INC	13,693	1,033,822
CENTENE CORPORATION (2)	7,170	453,216
CVS HEALTH CORP	9,000	668,790

DANAHER CORP	6,562	1,653,886
DEXCOM INC (2)	2,598	301,836
ELEVANCE HEALTH INC	1,028	472,685
ELI LILLY & CO	1,920	659,366
EMBECTA CORP	928	26,095
ENCOMPASS HEALTH CORPORATION	521	28,186
FULGENT GENETICS, INC. (2)	6,031	188,288
GILEAD SCIENCE INC	15,525	1,288,109
HCA HEALTHCARE INC	458	120,765
HUMANA INC	1,074	521,384
IDEXX LABORATORIES CORP (2)	18	9,001
IMMUNITYBIO, INC. (2)	5,750	10,465
INTUITIVE SURGICAL INC (2)	9,006	2,300,763
JOHNSON AND JOHNSON	29,216	4,528,480
MCKESSON CORP	2,301	819,271
MERCK & CO INC	9,007	958,255
PFIZER INC	16,915	690,132
QUEST DIAGNOSTICS INC	4,909	694,525
REGENERON PHARMACEUTICALS INC (2)	1,150	944,921
The Cigna Group	2,398	612,761
UNITEDHEALTH GROUP INC (DEL)	6,891	3,256,618
VERTEX PHARMACEUTICALS (2)	2,221	699,770
VIATRIS INC.	7,721	74,276
VIR BIOTECHNOLOGY, INC. (2)	1,204	28,017
WEST PHARMACEUTICAL SVCS INC	3,305	1,145,083
ZOETIS INC	7,744	1,288,911

		30,358,032

Industrials - 6.9%
ALASKA AIR GROUP INC (2)	7,226	303,203
BOISE CASCADE COMPANY	1,198	75,774
BUILDERS FIRSTSOURCE INC (2)	5,233	464,586
BWX TECHNOLOGIES INC	1,488	93,804
COMFORT SYSTEMS USA INC	200	29,192
COPART INC (2)	54,750	4,117,748
DELTA AIR LINES INC. (NEW) (2)	2,811	98,160
DOVER CORP	7,762	1,179,358
EMCOR GROUP INC	1,844	299,816
ENERSYS	912	79,235
GENERAL DYNAMICS CORP	3,337	761,537
GRACO INC	44,811	3,271,651
GRAINGER W W INC	671	462,192
HUBBELL INC	668	162,531
ITT CORP	1,467	126,602
KARAT PACKAGING INC.	223	2,973
LOCKHEED MARTIN CORP	2,596	1,227,207
MANPOWERGROUP	1,994	164,565
MATSON INC	2,940	175,430
NORTHROP GRUMMAN CORP	1,410	651,025
NVENT ELECTRIC PLC	338	14,514
OWENS CORNING INC	1,537	147,245
PAYCHEX INC	2,470	283,037
SOUTHWEST AIRLINES CO	7,442	242,163
STARTEK INC (2)	1,629	6,728
United Airlines Holdings, Inc. (2)	6,697	296,342
UNITED RENTALS INC	1,178	466,205
WASTE MANAGEMENT INC	1,973	321,934

		15,524,757

Information Technology - 22.1%
ADOBE INC. (2)	6,040	2,327,635
APPLE INC	71,136	11,730,326
APPLIED MATERIALS INC	1,358	166,803
ARROW ELECTRONICS INC (2)	2,707	338,023
AVNET INC	4,923	222,520
BROADCOM INC	800	513,232
CISCO SYSTEMS INC	18,437	963,794
COMMVAULT SYSTEMS INC (2)	2,831	160,631
FIRST SOLAR INC (2)	1,824	396,720
INTUIT INC	1,130	503,788
JABIL INC	9,079	800,405
KLA Corporation	16	6,387
LAM RESEARCH CORP	3,036	1,609,444
MICROCHIP TECH INC	15,113	1,266,167
MICROSOFT CORP	41,177	11,871,322

NVIDIA CORP		15,546	4,318,212
ORACLE CORPORATION		10,833	1,006,602
QUALCOMM INC		15,175	1,936,027
QUALYS INC (2)		7,164	931,463
SKYWORKS SOLUTIONS INC		22,169	2,615,499
TEXAS INSTRUMENTS INC		24,144	4,491,025
VARONIS SYSTEMS INC (2)		19,052	495,543
ZEBRA TECH CORP (2)		3,270	1,039,860
ZOOM VIDEO COMMUNICATIONS, INC. (2)		728	53,756

			49,765,184

Materials - 1.1%
ADVANSIX INC		88	3,368
ALPHA METALLURGICAL RESOURCES INC		112	17,472
BERRY GLOBAL GROUP INC		5,588	329,133
DOW INC		5,102	279,692
EAGLE MATERIALS INC		680	99,790
LYONDELLBASELL INDUSTRIES NV (A)		4,940	463,817
NEWMONT CORPORATION		5,414	265,394
NUCOR CORP		4,986	770,187
OLIN CORP		241	13,376
RYERSON HOLDING CORP		140	5,093
SCHNITZER STEEL INDUSTRIES		981	30,509
UNITED STATES STEEL CORP		5,138	134,102
WARRIOR MET COAL INC		2,016	74,007

			2,485,940

Real Estate Investment Trust - 0.1%
CORENERGY INFRASTRUCTURE TRUST INC REIT		5,320	6,810
LAMAR ADVERTISING COMPANY (A)		1,313	131,156
RAFAEL HOLDINGS INC (2)		1,612	2,499
Spirit MTA REIT Liquidating Trust (2)(5)		3,134	0

			140,465

Utilities - 0.0%
BROOKFIELD RENEWABLE CORPORATION W/I		854	29,847

			29,847

Total Common Stocks (United States)	(Cost	$140,564,509)	168,778,075

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred, 9.7% (6)		610	16,537

Total Preferred Stock (United States)	(Cost	$15,247)	16,537

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(5)		2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(5)		2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(5)		15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(5)		8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (2)		89	790
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		27	506
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(5)		7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		45	800
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		22	312

Total Warrants (United States)	(Cost	$2,715)	2,408

Registered Investment Companies - 3.5%

U.S. Fixed Income - 2.5%
iShares 20+ Year Treasury Bond ETF (6)		991	105,413
ISHARES 3-7 YEAR TREASURY BOND ETF (6)		2,465	290,007
ISHARES 7-10 YEAR TREASURY BOND ETF (6)		13,857	1,373,506
ISHARES CORE US AGGREGATE BOND ETF (6)		31,465	3,135,173
SPDR BLOOMBERG HIGH YIELD BOND ETF (6)		5,548	514,965
X-TRACKERS USD HI YLD CORP BD ETF (6)		8,495	295,201

			5,714,265

International Fixed Income - 0.5%
iShares JP Morgan USD Emerging Markets Bond ETF (6)		12,608	1,087,818

			1,087,818

International Equity - 0.5%
iShares Core MSCI EAFE ETF (6)		15,725	1,051,216

			1,051,216

Total Registered Investment Companies	(Cost	$7,718,576)	7,853,299

Money Market Registered Investment Companies - 18.2%

Federated Hermes Government Obligations Fund, 4.69%		1,525,000	1,525,000
Meeder Institutional Prime Money Market Fund, 4.88% (3)		39,358,424	39,358,424

Total Money Market Registered Investment Companies	(Cost	$40,863,599)	40,883,424

Total Investments - 96.9%	(Cost	$189,164,646)	217,533,743

Other Assets less Liabilities - 3.1%			6,648,938

Total Net Assets - 100.0%			224,182,681

Trustee Deferred Compensation (4)

Meeder Balanced Fund - Retail Class		4,235	49,550
Meeder Dynamic Allocation Fund - Retail Class		11,545	138,886
Meeder Muirfield Fund - Retail Class		5,657	47,575
Meeder Conservative Allocation Fund - Retail Class		1,210	25,616

Total Trustee Deferred Compensation	(Cost	$239,766)	261,627

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(93)	6/16/2023	(23,526,210)	(901,249)
Mini MSCI EAFE Index Futures	545	6/16/2023	57,129,625	1,812,444
Mini MSCI Emerging Markets Index Futures	248	6/16/2023	12,344,200	474,865
Russell 2000 Mini Index Futures	136	6/16/2023	12,331,800	363,435
Standard & Poors 500 Mini Futures	(74)	6/16/2023	(15,309,675)	(721,085)

Total Futures Contracts	762		42,969,740	1,028,410

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$217,533,743	$1,028,410
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$217,533,743	$1,028,410

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2023.

(4)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.